Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Core Trust
Entity Central Index Key	0001034106
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000024828
Shareholder Report [Line Items]
Fund Name	Mortgage Core Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mortgage Core Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage Core Fund	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 6,005,360,197
Holdings Count | Holding	523
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,005,360,197
Number of Investments	523
Portfolio Turnover	35%
Portfolio Turnover (excluding sales from dollar-roll transactions)	12%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Agency Risk Transfer Securities	0.2%
Non-Agency Mortgage-Backed Securities	1.5%
Asset-Backed Securities	2.0%
Cash Equivalents	2.7%
Collateralized Mortgage Obligations	7.7%
U.S. Government Agency Mortgage-Backed Securities	93.9%

Material Fund Change [Text Block]
C000024830
Shareholder Report [Line Items]
Fund Name	High Yield Bond Core Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Bond Core Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Core Fund	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 898,425,261
Holdings Count | Holding	431
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$898,425,261
Number of Investments	431
Portfolio Turnover	12%

Holdings [Text Block]

Top Index Classification (% of Net Assets)

Value	Value
Building Materials	3.8%
Consumer Cyclical Services	4.0%
Health Care	4.4%
Packaging	4.5%
Midstream	5.2%
Gaming	5.3%
Automotive	6.1%
Cable Satellite	6.6%
Insurance - P&C	7.4%
Technology	12.5%

Material Fund Change [Text Block]